Prepaid Expenses and Other Current Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets	PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consisted of the following (in thousands):

	SEPTEMBER 30, 2020	DECEMBER 31, 2019
Prepaid service contracts	$481	$21
Income tax credit receivable	172	—
Prepaid sales tax	280	65
Prepaid rent	—	64
Prepaid Insurance	1,543	16
Other	130	215
Total prepaid expenses and other current assets	$2,606	$381

PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets as of December 31, 2018 and 2019 consisted of the following (in thousands):

	DECEMBER 31,
	2018	2019
Prepaid service contracts	2,018	21
Prepaid professional services	126	5
Prepaid tax	44	65
Prepaid rent	—	64
Other	84	226
Total prepaid expenses and other current assets	$2,272	$381